Prospectus SI Class [Member] Investment Objectives and Goals - Prospectus-SI Class - Payden Equity Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PAYDEN EQUITY INCOME FUND
Objective, Primary [Text Block]	The Fund seeks growth of capital and some current income.